Vessels, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Movement in Property, Plant and Equipment [Roll Forward]
Vessels, Beginning Balance	$ 1,355,644	$ 1,123,105
Transfer from advances for vessels under construction and acquisition and other vessels costs	0	98,108
Deconsolidation of Diana Containerships Inc.	(93,531)
Acquisitions and other vessel costs	30,124	134,431
Vessels, Ending Balance	1,292,237	1,355,644
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning Balance	(194,794)	(143,762)
Deconsolidation of Diana Containerships Inc.	1,599
Depreciation	(52,323)	(51,032)
Accumulated depreciation, Ending Balance	(245,518)	(194,794)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels net book value, Beginning Balance	1,160,850	979,343
Vessels net book value, Ending Balance	$ 1,046,719	$ 1,160,850